UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                         3/31/2009

Check here if Amendment [  ]; Amendment Number:________
    This Amendment (Check only one.): [   ] is a restatement.
                                      [   ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:                                 Name:      Leucadia National Corporation
                                                                                     Address:   315 Park Avenue South, 20th Floor
                                                                                                New York, NY 10010

Form 13F File Number:                                                                           028-11122
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900

Signature, Place, and Date of Signing:

   /s/ Joseph A. Orlando            New York, NY          May 13, 2009
---------------------------------   ------------          -------------
          [Signature]               [City, State]         [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           5
Form 13F Information Table Value Total:                    $890,945


List of Other Included Managers:
No.           Form 13F File Number      Name


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                           FORM 13F INFORMATION TABLE

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     Col. 1                 Col.2         Col. 3     Col. 4             Col. 5        Col. 6      Col. 7              Col. 8
     ------                 -----         ------     ------             ------        ------     ------               ------
                                                                                                                      Voting
                           Title of                   Value    Shrs or    Sh/  Put/  Investment   Other              Authority
  Name of Issuer            Class        Cusip      (x$1000)   Prn Amt    Prn  Call  Discretion  Managers    Sole     Shared   None
  --------------            -----        -----      --------   -------    ---  ----  ----------  --------    ----     ------   ----

AMERICREDIT CORP             COM        03060R 10 1  193,031  32,940,440   SH           SOLE              32,940,440

CAPITAL SOUTHWEST CORP       COM        140501 10 7    1,511      19,776   SH           SOLE                  19,776

CRESUD S A C I F Y A         SPONSORED
                              ADR       226406 10 6   11,812   1,627,000   SH           SOLE               1,627,000

INTERNATIONAL ASSETS HLDG CO COM        459028 10 6   14,113   1,384,985   SH           SOLE               1,384,985

JEFFERIES GROUP INC NEW      COM        472319 10 2  670,478  48,585,385   SH           SOLE              48,585,385


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